Basis of Preparation - Summary of reconcilation of lease liabilities after adoption of new standard (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure Of Reconcilation Of Lease Liabilities After Adoption Of New Standard [Abstract]
Future minimum lease payments under non-cancelable operating leases as of March 31, 2019	¥ 330,040	¥ 334,540	¥ 115,634
Discounted using the incremental borrowing rate as of April 1, 2019		108,147
Add: Finance lease obligations		62,308
Add: Cancelable operating leases		11,612
Add: Extension options reasonably certain to be exercised		152,473
Lease liabilities recognized as of April 1, 2019	¥ 330,040	¥ 334,540	¥ 115,634